Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share
11.	Earnings per share
All of the Company’s shares (including non-vested restricted stock issued under the Company’s equity compensation plans) participate equally in dividend distributions and in undistributed earnings. The Company applies the two-class method of computing earnings per share (“EPS”) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed. The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2022		2023		2024
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	29,510,928	29,510,928	71,134,002	71,134,002	50,157,772	50,157,772
Less: Cumulative dividends on preferred shares	(1,740,983)	(1,740,983)	(2,130,254)	(1,740,983)	(1,740,983)	(1,740,983)
Less: Deemed dividend on warrant inducement (Note 8)	(2,943,675)	(2,943,675)	—	—	—	—
Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)	—	—	(6,507,789)	—	—	—
Less: Undistributed earnings allocated to non-vested shares	(61,906)	(61,720)	(2,508,399)	(2,276,360)	(2,311,172)	(2,105,141)

Net income attributable to common shareholders	24,764,364	24,764,550	59,987,560	67,116,659	46,105,617	46,311,648
Denominator
Weighted average number of shares outstanding, basic	8,559,000	8,559,000	18,601,539	18,601,539	29,933,920	29,933,920

Options to purchase common shares (Note 10)	—	—	—	97,318	—	323,283
Warrants (Note 8)	—	34,575	—	—	—	2,753,216
Series C Preferred Shares (Note 9)	—	—	—	4,234,814	—	—

Effect of dilutive shares	—	34,575	—	4,332,132	—	3,076,499

Weighted average number of shares outstanding, diluted	—	8,593,575	—	22,933,671	—	33,010,419

Earnings per share	2.89	2.88	3.22	2.93	1.54	1.40

For 2024
the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares (Note 10) calculated using the treasury stock method which resulted in 323,283 incremental shares and of the 4,199,999 Class E warrants (Note 8) that are in the money as of the reporting date calculated using the treasury stock method which resulted in 2,753,216 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting
 from the
non-vested
restricted share awards (Note 10) and any incremental shares resulting from the exercise of the unexercised Class A, B, C and D warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method. As of December 31, 2024, the aggregate number of common shares issuable upon the exercise of the unexercised Class A, B, C and D warrants was
2,310,268
(Note 8).
For
 2023 the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution of the unexercised options to acquire common shares (Note 10) calculated using the treasury stock method which resulted in
97,318
incremental shares and the potential dilution from the conversion of outstanding Series C Preferred Shares (Note 9) calculated with the “if converted” method by using the average closing market price over the period up to their conversion which resulted in
4,234,814
incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards (Note 10) and any incremental shares resulting from the exercise of the unexercised Class A, B, C, D and E warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method. As of December 31, 2023, the aggregate number of common shares issuable upon the exercise of the unexercised Class A, B, C, D and E warrants was
10,810,267
.
For 2022 the most dilutive method was the
two-class
method and the diluted earnings per share reflects the potential dilution of the 789,667 Class A and B warrants that are in the money as of the reporting date calculated using the treasury stock method which resulted in 34,575 incremental shares. Securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested
restricted share awards (Note 10) and any incremental shares resulting from the exercise of the unexercised Class C and D warrants that were out-of-the
money as of the reporting date, calculated using the treasury stock method. As of December 31, 2022, the aggregate number of common shares issuable upon the exercise of the unexercised Class C and D warrants was 7,295,257.
The weighted average number of shares outstanding was adjusted to reflect the reverse stock split effected on April 28, 2023 (Note 1).